Financial risk management (Schedule of detailed information about maturity of convertible debentures and derivative liabilities) (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 3,548,059	$ 3,792,064
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	3,923,784	4,127,578
Debenture payable	37,509	38,001
Liquidity risk [Member] | Less than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	2,451,614	2,445,107
Debenture payable	37,509	0
Liquidity risk [Member] | Three to six months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,038,355	1,235,836
Debenture payable	0	0
Liquidity risk [Member] | Six to twelve months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	433,815	446,635
Debenture payable	$ 0	$ 38,001